Description of Plan	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan

1. Description of the Plan

The following description of the Neogen 401(k) Retirement Savings Plan (Plan) is provided for general information purposes only. Participants should refer to the plan document for more complete information.

General

The Plan is a defined contribution plan covering the employees of Neogen Corporation (the “Plan Sponsor” or “Company”) who meet the age and service requirements. Management of the Company control and manage the operation and administration of the Plan. Fidelity Management Trust Company serves as the trustee of the Plan. Marsh McLennan Agency, LLC serves as the Plan’s investment advisor. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions

Each year, participants may contribute a percentage of their pretax annual compensation, as defined in the plan document. Participants may choose to contribute to a Traditional 401(k), Roth 401(k) or both, within the Plan. Participants are eligible for Company matching contributions after attaining six months of service. The Company makes matching contributions as follows: $1.00 for each $1.00 on the first 3% of participant contributions and $.50 on each $1.00 on the next 2% of participant contributions up to the maximum allowable by the IRS. Contributions are subject to certain Internal Revenue Code (IRC) limitations. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.

Vesting

Participants are vested immediately in their contributions plus actual earnings thereon. Participants are immediately vested in the Company contribution portion of their account.

Forfeitures

Forfeitures of non-vested performance contributions are used to reduce future employer contributions or pay administrative expenses of the Plan. At December 31, 2024, forfeited non-vested accounts total $129. At December 31, 2023, forfeited non-vested accounts total $75. No forfeited nonvested accounts were utilized in 2024 or 2023.

Participants’ Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, and allocations of Plan earnings, and charged with an allocation of Plan earnings and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments

Participants direct the investment of their contributions into various investment options offered by the Plan. Company contributions are automatically invested and subject to the same allocation percentages as the participant contributions. The Plan currently offers a variety of mutual funds, common stock of the Company, and a selection of collective investment trust options.

Notes Receivable from Participants

Participants may borrow from their fund accounts up to a maximum amount equal to the lesser of $50,000 or 50% of the present value of their account balance. Loan transactions are treated as a transfer to (from) the investment fund from (to) the participant’s loan fund. The loans are secured by the balances in the participants’ accounts and bear interest at a rate commensurate with prevailing interest rates charged by persons in the business of lending money for loans which would be made under similar circumstances. The interest rate on new loans is prime plus one percent at time of origination and shall remain fixed throughout the duration of the loan unless a change is required by applicable law for any participant(s) taking a military leave of absence. Principal and interest are paid ratably through payroll deductions.

Payment of Benefits

On termination of service due to death, normal, early or disability retirement, or other termination of employment, a participant may elect to receive either: (a) lump-sum amount equal to the value of the participant’s vested balance in his or her account; or (b) partial withdrawals for those that meet certain Plan provisions.